Note 21 Other Financial Liabilities (Details) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Other financial liabilities [Line Items]
Other financial liabilities		€ 16,418	€ 15,183
Lease liabilities [member]
Other financial liabilities [Line Items]
Other financial liabilities	[1]	1,342	2,560
Creditors for other financial liabilities [Member]
Other financial liabilities [Line Items]
Other financial liabilities		3,941	2,657
Collection accounts [Member]
Other financial liabilities [Line Items]
Other financial liabilities		4,947	3,839
Creditors for other payment obligations [Member]
Other financial liabilities [Line Items]
Other financial liabilities	[2]	€ 6,188	€ 6,127

[1]	(*) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties for which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group (see Note 16)
[2]	(**) This caption includes the amount committed for the acquisition of own shares under the repurchase program (see Note 4)